OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION
Schedule of net sales and operating income (loss) by reportable segment

	Net Sales			Operating Income (Loss)
MILLIONS	2011	2010	2009	2011	2010	2009
Legacy Ecolab

U.S. Cleaning & Sanitizing	$2,930.3	$2,721.9	$2,663.3	$556.7	$513.9	$495.2
U.S. Other Services	457.1	448.5	449.4	69.7	71.4	65.7
Total U.S.	3,387.4	3,170.4	3,112.7	626.4	585.3	560.9

International	3,110.7	2,932.2	2,836.9	292.5	260.6	237.6
Currency impact	136.6	(12.9)	(49.0)	11.6	(8.6)	(13.3)
Ecolab subtotal	6,634.7	6,089.7	5,900.6	930.5	837.3	785.2

Legacy Nalco

Water Services	67.2	—	—	11.0	—	—
Paper Services	33.9	—	—	6.2	—	—
Energy Services	92.3	—	—	17.7	—	—
Nalco subtotal	193.4	—	—	34.9	—	—

Corporate	(29.6)	—	—	(211.6)	(30.5)	(103.9)
Consolidated	$6,798.5	$6,089.7	$5,900.6	$753.8	$806.8	$681.3

Schedule of depreciation and amortization, capital expenditures (including capitalized software expenditures) and total assets by reportable segment

				Capital Expenditures
	Depreciation & Amortization			(Including Capitalized Software)			Total Assets
(MILLIONS)	2011	2010	2009	2011	2010	2009	2011	2010

U.S. Cleaning & Sanitizing	$199.8	$184.3	$185.4	$163.4	$148.7	$145.5	$2,270.7	$1,876.2
U.S. Other Services	5.3	5.4	6.4	4.5	2.5	4.0	154.2	149.4
International	174.0	158.2	142.5	176.3	146.5	147.8	2,607.9	2,413.4
Legacy Nalco	5.6	—	—	21.8	—	—	11,082.4	—
Corporate	11.0	—	—	—	—	—	2,125.6	433.2
Consolidated	$395.7	$347.9	$334.3	$366.0	$297.7	$297.3	$18,240.8	$4,872.2

Schedule of total service revenue within the company's operating segments, at public exchange rates

	Service Revenue
(MILLIONS)	2011	2010	2009
U.S. Other Services	$384.5	$379.0	$381.0
International	202.4	183.0	171.0

Schedule of net sales and property, plant and equipment by geographic region

				Property, Plant
		Net Sales		& Equipment, net

(MILLIONS)	2011	2010	2009	2011	2010

United States	$3,551.2	$3,170.4	$3,112.7	$1,205.4	$628.4
EMEA	1,955.5	1,843.2	1,854.4	488.4	298.7
Asia Pacific	721.4	575.7	489.8	366.3	126.8
Latin America	321.2	272.5	246.0	147.4	57.6
Canada	249.2	227.9	197.7	87.9	36.8
Consolidated	$6,798.5	$6,089.7	$5,900.6	$2,295.4	$1,148.3